INCOME TAXES - Components of deferred tax assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets (liabilities):
Stock based compensation	$ 1,309,000	$ 993,000
Depreciation and amortization	333,000	440,000
Net operating loss carry forward	18,463,000	25,250,000
Impairment of intangibles	222,000	227,000
Capitalized research and development	1,386,000	726,000
Lease liability	200,000	342,000
Tax credits	2,885,000	3,060,000
Other	141,000	324,000
Deferred tax assets	24,939,000	31,362,000
Intellectual property	(684,000)	(684,000)
ROU asset	(200,000)	(342,000)
Deferred tax liabilities	(884,000)	(1,026,000)
Less: valuation allowance	(24,739,000)	(31,020,000)
Net deferred tax liability	$ (684,000)	$ (684,000)